SHAREBASED COMPENSATION (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Expected Volatility	50.00%	50.00%	50.00%	50.00%
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Risk-free Interest Rate	0.73%	0.62%	0.71%	0.79%
Expected Term In Years	1 year	9 months 10 days	8 months 26 days	1 year 1 month 20 days
Stock Option [Member]
Expected Volatility	50.00%	50.00%	50.00%	50.00%
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Risk-free Interest Rate	1.01%	0.73%	0.87%	0.95%
Expected Term In Years	4 years 6 months	4 years 3 months	4 years 3 months 18 days	4 years 8 months 12 days